UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Pursuant to Section 15G of the Securities Exchange Act of 1934

STARWOOD PROPERTY MORTGAGE, L.L.C.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported):  February 13, 2015

025-00601	0001542047
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Andrew J. Sossen
Executive Vice President
(203) 422-7700
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1). ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i). ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii). ☒

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:           February 13, 2015

STARWOOD PROPERTY MORTGAGE, L.L.C.

By:	/s/ Andrew J. Sossen
Name: Andrew J. Sossen
Title: Executive Vice President